Business Combination - Schedule of Number of Shares of Common Stock Outstanding Immediately Following Consummation of Business Combination Transaction (Detail) - shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Common stock of ARYA	127,325,116	127,123,954	60,930,932
Cerevel Therapeutics, Inc. [Member]
Business Acquisition [Line Items]
Conversion of Old Cerevel Series A common stock for common stock		127,123,954
Cerevel Therapeutics, Inc. [Member] | ARYA Sciences Acquisition Corp II [Member]
Business Acquisition [Line Items]
ARYA shares outstanding prior to the Business Combination Transaction		19,186,500
Less: redemption of ARYA shares prior to the Business Combination Transaction		(245,050)
Common stock of ARYA		18,941,450
Cerevel Therapeutics, Inc. [Member] | PIPE Financing [Member]
Business Acquisition [Line Items]
Business Combination and PIPE Financing shares		50,941,450
Cerevel Therapeutics, Inc. [Member] | PIPE Financing [Member] | Bain Investor July Additional Financing Shares[Member]
Business Acquisition [Line Items]
Business Combination and PIPE Financing shares		32,000,000
Cerevel Therapeutics, Inc. [Member] | Conversion of Old Cerevel Series A-1 Preferred Shares into Common Stock [Member]
Business Acquisition [Line Items]
Conversion of Old Cerevel Series A common stock for common stock		31,701,214
Cerevel Therapeutics, Inc. [Member] | Conversion of Old Cerevel Series A Common Stock into Common Stock [Member]
Business Acquisition [Line Items]
Conversion of Old Cerevel Series A common stock for common stock		18,260,729
Cerevel Therapeutics, Inc. [Member] | Conversion of Old Cerevel Series A-2 Preferred Shares into Common Stock [Member]
Business Acquisition [Line Items]
Total shares of New Cerevel common stock outstanding immediately following the Business Combination Transaction		10,940,449
Cerevel Therapeutics, Inc. [Member] | Issuance of Additional Common Stock Related to Anti-dilution Protections of Series A-2 Preferred Shares [Member]
Business Acquisition [Line Items]
Conversion of Old Cerevel Series A common stock for common stock		15,208,762
Cerevel Therapeutics, Inc. [Member] | Conversion of Old Cerevel Common Stock Under the Equity Incentive Plans [Member]
Business Acquisition [Line Items]
Total shares of New Cerevel common stock outstanding immediately following the Business Combination Transaction		71,350